Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE

14. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the three months ended March 31, 2025 and 2024.

	Three Months Ended
	March 31, 2025	March 31, 2024
Numerator:
Net loss attributable to ABVC’s common stockholders	$(842,075)	$(2,834,199)

Denominator:

Weighted-average shares outstanding – Basic & Diluted	14,968,232	9,736,150

Loss per share
-Basic & Diluted	$(0.06)	$(0.29)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock. Since the Company suffered net loss for both years, any diluted shares would have anti-diluted effect.

14. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended December 31, 2024 and 2023.

	For the Year Ended
	December 31, 2024	December 31, 2023
Numerator:
Net loss attributable to ABVC’s common stockholders	$(4,902,878)	$(7,788,050)

Denominator:

Weighted-average shares outstanding – Basic & Diluted	11,673,980	4,335,650

Loss per share
-Basic & Diluted	$(0.42)	$(1.80)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock. Since the Company suffered net loss for both years, any diluted shares would have anti-diluted effect.